Cover - shares	3 Months Ended
	Jul. 31, 2021	Sep. 20, 2021
Cover [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Jul. 31, 2021
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--04-30
Entity File Number	001-36843
Entity Registrant Name	GREEN STREAM HOLDINGS, INC.
Entity Central Index Key	0001437476
Entity Tax Identification Number	20-1144153
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	310
Local Phone Number	230-0240
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GSFI
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		217,135,797